CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 7,921		$ (62,764)		$ (18,235)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of vessels and equipment	38,951		38,914		34,891
Amortization of dry docking	3,409		4,763		4,078
Expenditure for dry docking	(10,150)		(5,978)		(3,478)
Loss on derivatives, net	216		0		16
Debt issuance expense amortization	2,711		2,217		2,323
Financial loss on extinguishment of debt	5,518		940		0
Amortization of intangible assets	175		175		175
(Gain) on sale of vessels	0		(3,564)		0
Net losses from investments in affiliates	520		1,175		1,073
Allowance for doubtful accounts	2,467		1,266		598
Loss on write-down of vessels	0	[1]	16,000	[1]	0	[1]
Share - based compensation	575		530		1,079
(Increase) decrease in assets:
Accounts receivable	(13,906)		(6,760)		(6,916)
Other receivables, operating supplies and inventories and prepaid expenses	(7,421)		(13,599)		(12,302)
Other	188		3,109		(2,276)
Increase (decrease) in liabilities:
Accounts payable and customer advances	(5,964)		18,515		10,324
Other payables	(5,363)		1,126		3,407
Net cash provided by (used in) operating activities	19,847		(3,935)		14,757
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of vessels and equipment ($7,521 in 2013 and $10,904 in 2012 for barges built, sold and leased-back)	(130,136)		(50,920)		(97,863)
Proceeds from disposals of vessels, net ($9,410 in 2013 and $13,020 in 2012 for barges sold and leased-back)	9,410		16,870		0
(Increase) decrease in loans to related parties	0		1,537		0
Net cash (used) in investing activities	(120,726)		(32,513)		(97,863)
CASH FLOWS FROM FINANCING ACTIVITIES
Scheduled repayments of long-term financial debt	(31,075)		(20,930)		(13,286)
Early repayment of long-term financial debt	(39,825)		(23,911)		0
Prepayment of 2017 Senior Convertible Notes	(80,000)		0		0
Prepayment of 2014 Senior Notes	(180,000)		0		0
Short-term credit facility borrowings	0		8,275		10,500
Short-term credit facility repayments	(8,275)		0		(25,500)
Proceeds from issuance of 2021 Senior Notes, net of issuance costs	216,654		0		0
Proceeds from issuance of common stock, net of expenses	0		219,122		0
Proceeds from long-term financial debt	93,950		41,125		41,900
Purchase of subsidiary shares from noncontrolling interest	(10,250)		0		0
(Increase) decrease in restricted cash	(6,163)		870		0
Other financing activities, net	(3,727)		16		(1,982)
Net cash (used in) provided by financing activities	(48,711)		224,567		11,632
Net (decrease) increase in cash and cash equivalents	(149,590)		188,119		(71,474)
Cash and cash equivalents at the beginning of year	222,215		34,096		105,570
Cash and cash equivalents at the end of year	$ 72,625		$ 222,215		$ 34,096

[1]	(1) Operating expenses included $ 2,509, $2,753 and $4,622 in 2013, 2012 and 2011, respectively, from related parties.